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                                                          THE HARTFORD

November 2, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:  Servus Life Insurance Company
     Separate Account One ("Registrant")
     Servus Life Insurance Company Variable Annuity
     File No. 333-65187

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus Supplement that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 12, 2005.

If you have any additional questions, please feel free to contact me at (860) 843-6733.

Sincerely,

/s/ Suzanne Hurel

Suzanne Hurel
Associate Counsel